Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets [Line Items]
Balance at the beginning	$ 4,050,583
Impairment loss
Balance at the ending	3,679,257	$ 4,050,583
Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	5,429,576	7,492,621
Additions		5,920,209
Written off		(58,029)
Disposal of controlling in subsidiaries		(7,927,687)
Currency realignment		2,462
Balance at the ending	5,429,576	5,429,576
Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,378,993	203,988
Charges	371,326	955,970
Disposal		(545,492)
Disposal of controlling in subsidiaries		(154,050)
Impairment loss		918,324
Currency realignment		253
Balance at the ending	1,750,319	1,378,993
Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	4,050,583
Balance at the ending	3,679,257	4,050,583
Socializer Messenger Platform Software [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning		3,465,820
Additions
Written off
Disposal of controlling in subsidiaries		(3,465,820)
Currency realignment
Balance at the ending
Socializer Messenger Platform Software [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning		198,291
Charges		323,116
Disposal		(458,228)
Disposal of controlling in subsidiaries		(63,179)
Impairment loss
Currency realignment
Balance at the ending
Socializer Messenger Platform Software [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending
AI-Powered Travel Platform Software [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning		1,000,000
Additions
Written off
Disposal of controlling in subsidiaries		(1,000,000)
Currency realignment
Balance at the ending
AI-Powered Travel Platform Software [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Charges		93,750
Disposal		(75,000)
Disposal of controlling in subsidiaries		(18,750)
Impairment loss
Currency realignment
Balance at the ending
AI-Powered Travel Platform Software [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending
Credit service Management System [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,503,848	1,503,848
Additions
Written off
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,503,848	1,503,848
Credit service Management System [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	130,674
Charges	152,220	130,674
Disposal
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment
Balance at the ending	282,894	130,674
Credit service Management System [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,373,174
Balance at the ending	1,220,954	1,373,174
Finance Management System [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,467,386	1,467,386
Additions
Written off
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,467,386	1,467,386
Finance Management System [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	317,934
Charges	146,739	317,934
Disposal
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment
Balance at the ending	464,673	317,934
Finance Management System [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,149,452
Balance at the ending	1,002,713	1,149,452
Robotic Arms [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Additions		3,461,867
Written off
Disposal of controlling in subsidiaries		(3,461,867)
Currency realignment
Balance at the ending
Robotic Arms [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Charges		72,121
Disposal
Disposal of controlling in subsidiaries		(72,121)
Impairment loss
Currency realignment
Balance at the ending
Robotic Arms [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending
Restaurant Online Ordering Management System [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,447,342
Additions		1,447,342
Written off
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,447,342	1,447,342
Restaurant Online Ordering Management System [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	12,061
Charges	72,367	12,061
Disposal
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment
Balance at the ending	84,428	12,061
Restaurant Online Ordering Management System [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,435,281
Balance at the ending	1,362,914	1,435,281
Digital assets [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	1,011,000
Additions		1,011,000
Written off
Disposal of controlling in subsidiaries
Currency realignment
Balance at the ending	1,011,000	1,011,000
Digital assets [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	918,324
Charges
Disposal
Disposal of controlling in subsidiaries
Impairment loss		918,324
Currency realignment
Balance at the ending	918,324	918,324
Digital assets [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning	92,676
Balance at the ending	92,676	92,676
Other Software Package [Member] | Cost [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning		55,567
Additions
Written off		(58,029)
Disposal of controlling in subsidiaries
Currency realignment		2,462
Balance at the ending
Other Software Package [Member] | Accumulated Depreciation [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning		5,697
Charges		6,314
Disposal		(12,264)
Disposal of controlling in subsidiaries
Impairment loss
Currency realignment		253
Balance at the ending
Other Software Package [Member] | Carrying Amount [Member]
Schedule of Intangible Assets [Line Items]
Balance at the beginning
Balance at the ending